RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

13.RELATED PARTY TRANSACTIONS AND BALANCES

The table below sets forth the major related parties and their relationships with the Group:

Name	Relationship
Mr. Lin Mingjun (“Mr. Lin”)	A controlling shareholder and chief executive officer of the Group
Moatable, Inc.	A non-controlling shareholder of the Group
Henan Yujie Times Auto Co., Ltd. (“Henan Yujie”)	An investee over which Morning Star holds 40% equity interest
Huandian Teconology Development Co., Ltd. (“Huandian”)	A subsidiary of Henan Yujie
Mengzhou Enbowei Auto Technology Co., Ltd. (“Enbowei”)	An investee over which the controlling shareholder of Morning Star holds 10% equity interest

Amounts due from related parties

As of December 31, 2023 and 2022, significant amounts due from related parties consisted of the following:

	As of December 31,
	2023	2022
Huandian Technology	$1,006	$—
Enbowei	369	—
Others	79	—
	$1,455	$—
(1)	The balances due from related parties arose from acquisition of Morning Star (Note 5). As of December 31, 2023, the balances due from related parties represented loans made to these related parties. The balances were interest free and repayable on demand. The Company expected to get these balances within one year.

Amounts due to related parties

As of December 31, 2023 and 2022, significant amounts due to related parties consisted of the following:

	As of December 31,
	2023	2022
Moatable, Inc. (1)	$1,278	$1,427
Henan Yujie (2)	808	—
Mr. Lin	71	200
Others	30	—
	$2,187	$1,627
(1)	The balance mainly represented the advance fund provided by Moatable and its subsidiaries to finance the Group’s daily operations. The amount due to Moatable and its subsidiaries were stripped off in conjunction with the disposal of the subsidiaries (Note 4).
(2)	The balance was assumed by the Company in its acquisition of Morning Star (Note 5). The outstanding balance mainly represented the advance fund provided by Henan Yujie to finance Morning Star’s daily operations.